Deferred income tax - Additional information (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 56,000,000	$ 44,900,000	$ 52,000,000
Current income taxes	5,900,000	17,059,000
Assets for current income taxes	4,257,000	15,150,000
Income tax assets	1,643,000	1,909,000
Liability for income taxes	$ 49,465,000	$ 6,274,000